Tax on Profit on Ordinary Activities - Rate Reconciliation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit on ordinary activities before taxation	£ 25,256	£ 30,100	£ 24,650
Profit on ordinary activities at U.K. statutory rate	4,799	5,719	4,684
Differences in overseas tax rates	(912)	(922)	(359)
Impact of share-based compensation	400	288	150
Utilisation of previously unrecognised tax losses	(97)	0	(2)
Non taxable gain on sale of subsidiary	(421)	0	0
Other permanent differences	63	632	1,030
Adjustments related to prior periods	(221)	164	(73)
Tax on unremitted earnings/withholding tax on dividends	399	212	185
Impact of rate change on deferred tax	(164)	0	60
Total tax	£ 3,846	£ 6,093	£ 5,675
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Applicable tax rate	19.00%	19.00%	19.00%
Differences in overseas tax rates	(3.60%)	(3.10%)	(1.50%)
Impact of share-based compensation	1.60%	1.00%	0.60%
Utilisation of previously unrecognised tax losses	(0.40%)	0.00%	0.00%
Non taxable gain on sale of subsidiary	(1.70%)	(0.00%)	(0.00%)
Other permanent differences	0.20%	2.10%	4.20%
Adjustments related to prior periods	(0.90%)	0.50%	(0.30%)
Tax on unremitted earnings/withholding tax on dividends	1.60%	0.70%	0.80%
Impact of rate change on deferred tax	(0.60%)	0.00%	0.20%
Total	15.20%	20.20%	23.00%